Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
4.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The balance of accounts payable and accrued liabilities at September 30, 2019 is $12,272,769 (December 31, 2018 – $6,447,888). The majority of the payables relate to amounts owed to the Company’s R&D suppliers amounting to $11,005,538, for legal and insurance an amount of $873,725 and the balance relating to regular business operations.